Financial assets at fair value through profit or loss - Additional Information (Detail) - ARS ($)	Mar. 18, 2022	Oct. 01, 2021
Financial assets at fair value through profit or loss [line items]
Equity investments disposal payments term	six years
Percentage of Equity Investments Disposal Consideration	30.00%
Nominal rate of Equity Investments Disposal Consideration	15.00%
United States of America, Dollars
Financial assets at fair value through profit or loss [line items]
Percentage of Equity Investments Disposal Consideration	70.00%
Nominal rate of Equity Investments Disposal Consideration	10.00%
Prisma Medios de Pago S.A. [Member]
Financial assets at fair value through profit or loss [line items]
Percentage of Capital Stock to be Sold		49.00%
Prisma Medios de Pago S.A. [Member] | Disposal of major subsidiary [member]
Financial assets at fair value through profit or loss [line items]
Equity investments disposal consideration	$ 40,038,121,840